Share-Based Payments - Summary Of Number Of Options Outstanding and Weighted Average Exercise Price (Details)		12 Months Ended
	Nov. 22, 2022 $ / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | € / shares		€ 1.16
Weighted average exercise price, Granted | (per share)	$ 10.00		$ 10.00	€ 1.16
Weighted average exercise price, Outstanding | € / shares		€ 6.52		€ 1.16
Number of options, Outstanding		4,185,360	4,185,360
Number of options, Granted during the year		6,961,501	6,961,501	4,185,360
Number of options, Outstanding		11,146,861	11,146,861	4,185,360
July 6, 2031
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Outstanding | € / shares				€ 1.16
Weighted average exercise price, Granted | € / shares		€ 1.16
Number of options, Outstanding		4,185,360	4,185,360	4,185,360
Number of options, Outstanding				4,185,360
November 22, 2032
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Granted | $ / shares			$ 10.00
Number of options, Granted during the year		6,961,501	6,961,501